INCOME TAXES - Principal components of income tax expense (benefit) from continuing operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
State and local					$ (1.4)	$ 6.0	$ 4.5
Non-U.S.					51.0	83.8	61.7
Deferred:
Federal					(0.4)	(8.4)	(46.3)
State and local					(1.8)	(2.7)	(7.0)
Non-U.S.					(10.9)	(28.8)	(32.6)
Income Tax Expense (Benefit), Total	$ 14.3	$ 16.0	$ 28.0	$ 34.5	$ 36.5	$ 49.9	(19.7)
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset (Liability), Income Tax Expense (Benefit)							$ (3.0)